GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 156,739	$ 145,571	$ 139,759
Long-Lived Assets	3,835	3,867	4,090
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,221	6,061	6,414
Long-Lived Assets	3,569	3,625	3,836
Americas, principally the U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	81,051	74,161	72,079
Long-Lived Assets	96	95	96
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	49,229	39,134	38,873
Long-Lived Assets	106	68	79
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	24,238	26,215	22,393
Long-Lived Assets	$ 64	$ 79	$ 79